Premises And Equipment	12 Months Ended
Dec. 31, 2012
Premises And Equipment

NOTE 9 – PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2012 and 2011 consists of the following:

(Dollars in thousands)	2012	2011
Land	$81,761	$70,022
Buildings	221,022	211,521
Furniture, fixtures and equipment	101,907	89,283

Total premises and equipment	404,690	370,826
Accumulated depreciation	(101,167)	(85,219)

Total premises and equipment, net	$303,523	$285,607

Depreciation expense was $18,286,000, $13,431,000, and $10,359,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company actively engages in leasing office space available in buildings it owns. Leases have different terms ranging from monthly rental to five-year leases. At December 31, 2012, income from these leases averaged $131,000 per month. Total lease income for the years ended December 31, 2012, 2011, and 2010 was $1,572,000, $1,542,000, and $1,574,000, respectively. Income from leases is reported as a reduction in occupancy and equipment expense. The total allocated cost of the portion of the buildings held for lease at December 31, 2012 and 2011 was $9,992,000 and $8,942,000, respectively, with related accumulated depreciation of $2,497,000 and $2,168,000, respectively.

The Company leases certain branch and corporate offices, land and ATM facilities through non-cancelable operating leases with terms that range from one to thirty years, with renewal options thereafter. Certain of the leases have escalation clauses and renewal options ranging from monthly renewal to 30 years. Total rent expense for the years ended December 31, 2012, 2011, and 2010 totaled $10,614,000, $9,803,000, and $7,108,000, respectively.

Minimum future annual rent commitments under these agreements for the indicated periods follow:

(Dollars in thousands)	Amount
Year ending December 31,
2013	$10,830
2014	9,535
2015	8,807
2016	7,601
2017	6,332
2018 and thereafter	39,671

Total	$82,776